Consolidated Statements of Earnings - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Revenues	$ 3,423	$ 3,510
Mine operating costs
Production costs	(1,889)	(2,066)
Depreciation and depletion	(990)	(1,024)
Mine operating cost	(2,879)	(3,090)
Earnings from mine operations	544	420
Exploration, evaluation and project costs	(62)	(34)
Share of net earnings related to associates and joint venture	189	171
(Impairment) reversal of impairment of mining interests, net	(244)	49
Corporate administration	(158)	(187)
Restructuring costs	(4)	(50)
Earnings from operations, associates and joint venture	265	369
Gain on derivatives, net	4	3
Gain on disposition of mining interest, net of transaction costs	42
Finance costs	(133)	(137)
Other income (expense), net	15	(13)
Earnings before taxes	193	222
Income tax recovery (expense)	465	(60)
Net earnings	$ 658	$ 162
Net earnings per share
Basic	$ 0.76	$ 0.19
Diluted	$ 0.76	$ 0.19